VARIABLE INTEREST ENTITIES (Details)	12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)
Current assets
Cash	¥ 343,998,570		¥ 30,336,504	$ 53,268,248	$ 4,697,614	¥ 4,521,325	¥ 45,340,578
Notes receivable	6,305,633		4,180,885	976,429
Trade accounts receivable, net	26,686,888		48,244,015	4,132,470
Trade accounts receivable-related party, net	0		3,068,920	0
Inventories, net	3,644,522		1,985,723	564,355
Other receivables, net	6,939,676		6,350,802	1,074,610
Loans to third parties	50,476,782		3,200,377	7,816,340
Purchase advances, net	1,078,137		178,767	166,950
Contract costs, net	48,795,906		31,537,586	7,556,056
Prepaid expenses	146,071		198,294	22,619
Prepaid expenses - related parties	433,000			67,050
Total current assets	488,505,185		129,281,873	75,645,127
Property and equipment, net	27,138,768		29,756,879	4,202,444
Land use right, net	1,253,408		1,280,648	194,090
Investment in unconsolidated entity	27,931,795		31,541,850	4,325,244
Long-term other receivables, net	114,679		3,640	17,758
Right of use assets	7,925,930		2,549,914	1,227,332
Total Assets	566,516,660		194,414,804	87,725,220
Current liabilities
Short-term bank loans	15,000,000.0		9,520,000	2,322,753
Trade accounts payable	21,956,481		23,034,347	3,399,966
Other payables	9,862,762		2,609,486	1,527,251
Other payable- related parties	2,400,667		4,498,318	371,744
Accrued payroll and employees' welfare	1,954,484		1,917,635	302,652
Taxes payable	1,248,994		1,108,288	193,407
Short-term borrowings	530,000		200,000	82,071
Short-term borrowings - related parties	12,676,042		10,230,746	1,962,888
Operating lease liabilities - current	2,226,832		1,328,976	344,825	344,825
Total Current Liabilities	76,462,604		65,181,175	11,840,250
Operating lease liabilities - non-current	4,792,101		1,210,088	742,058	$ 742,058
Deferred tax liability	624,088			96,640
Total Liabilities	279,001,194		73,770,516	43,203,392
VIE
Current assets
Cash	4,293,380		6,388,098	664,831
Notes receivable	6,305,633		4,180,885	976,429
Trade accounts receivable, net	24,762,732		44,031,079	3,834,514
Trade accounts receivable-related party, net	0		3,068,920	0
Inventories, net	3,644,522		1,985,723	564,355
Other receivables, net	5,988,641		6,342,009	927,342
Loans to third parties	1,350,000		3,200,377	209,048
Purchase advances, net	1,078,137		75,195	166,950
Contract costs, net	48,795,906		31,537,586	7,556,056
Prepaid expenses	0		42,294	0
Prepaid expenses - related parties	433,000		0	67,050
Total current assets	96,651,951		100,852,166	14,966,575
Property and equipment, net	27,138,768		29,756,879	4,202,444
Construction in progress	1,253,408		1,280,648	194,090
Land use right, net	6,650,000		0	1,029,754
Investment in unconsolidated entity	0		4,000,000	0
Long-term other receivables, net	114,679		3,640	17,758
Goodwill	6,996,895		0	1,083,471
Right of use assets	7,925,930		2,549,914	1,227,332
Total Assets	146,731,631		138,443,247	22,721,424
Current liabilities
Short-term bank loans	15,000,000		9,520,000	2,322,753
Trade accounts payable	18,182,770		18,903,080	2,815,606
Other payables	2,096,830		1,115,209	324,695
Other payable- related parties	1,253,797		3,113,460	194,151
Advance from customers	7,686,276		3,486,033	1,190,221
Accrued payroll and employees' welfare	1,565,898		850,841	242,480
Taxes payable	1,249,052		1,108,265	193,416
Intercompany payables	95,284,791	$ 14,754,869	88,134,791
Short-term borrowings	530,000		200,000	82,071
Short-term borrowings - related parties	12,676,042		10,230,746	1,962,888
Long-term borrowings - related party - current portion	920,066		847,346	142,472
Operating lease liabilities - current	2,226,832		1,328,976	344,825
Total Current Liabilities	158,672,354		138,838,747	24,570,447
Operating lease liabilities - non-current	4,792,101		1,210,088	742,058
Long-term borrowings - related party	6,486,551		7,379,253	1,004,444
Deferred tax liability	624,088		0	96,640
Total Liabilities	170,575,094		147,428,088	26,413,589
Related Party
Current liabilities
Long-term borrowings - related party - current portion	920,066		847,346	142,472
Long-term borrowings - related party	¥ 6,486,551		¥ 7,379,253	$ 1,004,444